Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31,
	2021	2020
Cost:
Equipment	$390,573	$433,271
Computers	965	1,825
Office furniture	11,069	10,362
Leasehold improvements	23,461	23,461

	426,068	468,919

Accumulated depreciation:	334,410	324,054

Property and equipment, net	$91,658	$144,865